Condensed Financial Information (Parent Company)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information (Parent Company)
MetLife, Inc.
Schedule II
Condensed Financial Information
(Parent Company Only)
December 31, 2016 and 2015
(In millions, except share and per share data)

	2016	2015
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $3,900 and $5,023, respectively)	$3,894	$5,028
Short-term investments, principally at estimated fair value	148	268
Other invested assets, at estimated fair value	499	830
Total investments	4,541	6,126
Cash and cash equivalents	334	421
Accrued investment income	74	76
Investment in subsidiaries	85,207	85,977
Loans to subsidiaries	1,200	1,200
Other assets	1,529	1,177
Total assets	$92,885	$94,977
Liabilities and Stockholders’ Equity
Liabilities
Payables for collateral under derivatives transactions	$147	$227
Long-term debt — unaffiliated	15,505	16,994
Long-term debt — affiliated	3,100	3,314
Collateral financing arrangement	2,797	2,797
Junior subordinated debt securities	1,734	1,748
Payables to subsidiaries	—	147
Other liabilities	2,294	1,801
Total liabilities	25,577	27,028
Stockholders’ Equity
Preferred stock, par value $0.01 per share; $2,100 aggregate liquidation preference	—	—
Common stock, par value $0.01 per share; 3,000,000,000 shares authorized; 1,164,029,985 and 1,159,590,766 shares issued, respectively; 1,095,519,005 and 1,098,028,525 shares outstanding, respectively	12	12
Additional paid-in capital	30,944	30,749
Retained earnings	34,480	35,519
Treasury stock, at cost; 68,510,980 and 61,562,241 shares, respectively	(3,474)	(3,102)
Accumulated other comprehensive income (loss)	5,347	4,771
Total stockholders’ equity	67,309	67,949
Total liabilities and stockholders’ equity	$92,886	$94,977
See accompanying notes to the condensed financial information.
MetLife, Inc.
Schedule II
Condensed Financial Information — (continued)
(Parent Company Only)
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	2016	2015	2014
Condensed Statements of Operations
Revenues
Equity in earnings of subsidiaries	$1,783	$5,985	$6,907
Net investment income	129	170	371
Other revenues	151	124	128
Net investment gains (losses)	86	12	(287)
Net derivative gains (losses)	(68)	(7)	165
Total revenues	2,081	6,284	7,284
Expenses
Interest expense	1,152	1,171	1,151
Goodwill impairment	147	—	—
Other expenses	390	180	197
Total expenses	1,689	1,351	1,348
Income (loss) before provision for income tax	392	4,933	5,936
Provision for income tax expense (benefit)	(408)	(377)	(373)
Net income (loss)	800	5,310	6,309
Less: Preferred stock dividends	103	116	122
Preferred stock repurchase premium	—	42	—
Net income (loss) available to common shareholders	$697	$5,152	$6,187
Comprehensive income (loss)	$1,376	$(568)	$11,854
See accompanying notes to the condensed financial information.

MetLife, Inc.
Schedule II
Condensed Financial Information — (continued)
(Parent Company Only)
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	2016	2015	2014
Condensed Statements of Cash Flows
Cash flows from operating activities
Net income (loss)	$800	$5,310	$6,309
Earnings of subsidiaries	(1,783)	(5,985)	(6,907)
Dividends from subsidiaries	4,470	2,335	2,388
Goodwill impairment	147	—	—
Other, net	113	(54)	825
Net cash provided by (used in) operating activities	3,747	1,606	2,615
Cash flows from investing activities
Sales of fixed maturity securities	8,603	7,952	6,611
Purchases of fixed maturity securities	(7,409)	(7,957)	(7,181)
Cash received in connection with freestanding derivatives	311	930	438
Cash paid in connection with freestanding derivatives	(561)	(510)	(281)
Sales of businesses	291	—	7
Expense paid on behalf of subsidiaries	(68)	(40)	(54)
Receipts on loans to subsidiaries	140	761	832
Issuances of loans to subsidiaries	(140)	(300)	(370)
Returns of capital from subsidiaries	80	5	—
Capital contributions to subsidiaries	(1,733)	(667)	(1,262)
Net change in short-term investments	120	110	182
Other, net	(18)	2	101
Net cash provided by (used in) investing activities	(384)	286	(977)
Cash flows from financing activities
Net change in payables for collateral under derivative transactions	(80)	(122)	264
Long-term debt issued	—	2,739	1,000
Long-term debt repaid	(1,250)	(1,000)	(1,550)
Common stock issued, net of issuance costs	—	—	1,000
Treasury stock acquired in connection with share repurchases	(372)	(1,930)	(1,000)
Preferred stock issued, net of issuance costs	—	1,483	—
Repurchase of preferred stock	—	(1,460)	—
Preferred stock repurchase premium	—	(42)	—
Dividends on preferred stock	(103)	(116)	(122)
Dividends on common stock	(1,736)	(1,653)	(1,499)
Other, net	91	187	64
Net cash provided by (used in) financing activities	(3,450)	(1,914)	(1,843)
Change in cash and cash equivalents	(87)	(22)	(205)
Cash and cash equivalents, beginning of year	421	443	648
Cash and cash equivalents, end of year	$334	$421	$443
MetLife, Inc.
Schedule II
Condensed Financial Information — (continued)
(Parent Company Only)
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	2016	2015	2014
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest	$1,146	$1,133	$1,138
Income tax:
Amounts paid to (received from) subsidiaries, net	$(569)	$(226)	$(1,247)
Income tax paid (received) by MetLife, Inc., net	136	55	385
Total income tax, net	$(433)	$(171)	$(862)
Non-cash transactions:
Dividends from subsidiary	$2,652	$—	$81
Returns of capital from subsidiaries	$372	$4,284	$6,308
Capital contributions to subsidiaries	$157	$4,120	$6,388
Payables to subsidiaries for future capital contributions	$—	$120	$445
Allocation of interest expense to subsidiary	$39	$28	$27
Allocation of interest income to subsidiary	$54	$57	$65

MetLife, Inc.
Schedule II
Notes to the Condensed Financial Information
(Parent Company Only)
1. Basis of Presentation
The condensed financial information of MetLife, Inc. (the “Parent Company”) should be read in conjunction with the consolidated financial statements of MetLife, Inc. and its subsidiaries and the notes thereto (the “Consolidated Financial Statements”). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for MetLife, Inc. Investments in subsidiaries are accounted for using the equity method of accounting.
The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.
2. Investment in Subsidiaries
In December 2016, MLIC transferred the issued and outstanding shares of the common stock of each of NELICO and GALIC to MetLife, Inc. in the form of a non-cash extraordinary dividend of $2.7 billion.
In February 2016, MetLife, Inc., paid in cash, a capital contribution of $1.5 billion to Brighthouse Insurance in connection with the Separation.
In December 2015, MetLife, Inc. accrued $50 million, $45 million and $25 million in capital contributions payable to the following captive reinsurers: MRV, MRD and MRSC, respectively, which were included in payables to subsidiaries at December 31, 2015. The payables were settled for cash in February 2016.
In December 2014, MetLife, Inc. accrued $350 million and $95 million in capital contributions payable to MRV and MRD, respectively, which were included in payables to subsidiaries at December 31, 2014. The payables were settled for cash in February 2015.
In 2014, in connection with the mergers into MetLife USA of certain of its affiliates and a subsidiary, MetLife, Inc. recorded $5.7 billion in non-cash returns of capital from subsidiaries, including $2.0 billion of Exeter Reassurance Company, Ltd.’s (“Exeter”) preferred stock, and correspondingly recorded $5.7 billion of non-cash capital contributions to subsidiaries. In November 2014, upon the consummation of the mergers, the $2.0 billion of outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.’s preferred capital stock investment was added to its common capital stock investment in Brighthouse Insurance.
3. Loans to Subsidiaries
MetLife, Inc. lends funds, as necessary, to its subsidiaries, some of which are regulated, to meet their capital requirements. Payments of interest and principal on surplus notes of regulated subsidiaries, which are subordinate to all other obligations of the issuing company, may be made only with the prior approval of the insurance department of the state of domicile.
In April 2016, American Life issued a $140 million short-term note to MetLife, Inc. which was repaid in July 2016. The short-term note bore interest at six-month LIBOR plus 1.00%.
In May 2015, American Life issued a $150 million short-term note to MetLife, Inc. which was repaid in June 2015. The short-term note bore interest at six-month LIBOR plus 1.00%.
In April 2015, American Life issued a $150 million short-term note to MetLife, Inc. which was repaid in May 2015. The short-term note bore interest at six-month LIBOR plus 0.875%.
In December 2014, American Life issued a $100 million surplus note to MetLife, Inc. The surplus note bears interest at a fixed rate of 3.17%, payable semi-annually and matures in June 2020.
In August 2014, American Life issued a $120 million short-term note to MetLife, Inc. which was repaid in December 2014. In February 2014, American Life issued a $150 million short-term note to MetLife, Inc. which was repaid in June 2014. Both short-term notes bore interest at six-month LIBOR plus 0.875%.
In July 2013, MetLife Ireland Treasury d.a.c. (formerly known as MetLife Ireland Treasury Limited) (“MIT”) borrowed the Chilean peso equivalent of $1.5 billion from MetLife, Inc., which was due July 2023. The loan bore interest at a fixed rate of 8.5%, payable annually. In December, September and June 2015, MIT made loan payments of the Chilean peso equivalent of $77 million, $153 million and $231 million, respectively. In December 2014 and June 2014, MIT made loan payments of the Chilean peso equivalent of $493 million and $69 million, respectively. At December 31, 2015, the loan was fully paid.
Interest income earned on loans to subsidiaries of $64 million, $91 million and $155 million for the years ended December 31, 2016, 2015 and 2014, respectively, is included in net investment income.
4. Long-term Debt
Long-term debt outstanding was as follows:

	Interest Rates (1)			December 31,
	Range	Weighted Average	Maturity	2016	2015
	(Dollars in millions)
Senior notes — unaffiliated (2)	1.76% - 7.72%	4.94%	2017 - 2046	$15,505	$16,927
Senior notes — affiliated	3.03% - 5.86%	4.86%	2019 - 2033	3,100	3,100
Other affiliated debt	—	1.31%	—	—	214
Total				$18,605	$20,241
__________________

(1)	Range of interest rates and weighted average interest rates are for the year ended December 31, 2016.

(2)
Net of $62 million of unamortized issuance costs and $30 million of unamortized net premiums and discounts at December 31, 2016. Net of $67 million of unamortized issuance costs, which were reported in other assets, and $31 million of unamortized net premiums and discounts at December 31, 2015.

See Note 12 of the Notes to the Consolidated Financial Statements.
The aggregate maturities of long-term debt at December 31, 2016 for the next five years and thereafter are $1.0 billion in 2017, $1.0 billion in 2018, $1.8 billion in 2019, $742 million in 2020, $2.0 billion in 2021 and $12.0 billion thereafter.
Affiliated Credit Facility
In June 2016, MetLife, Inc. entered into a five-year agreement with an indirect wholly-owned subsidiary, MIT, to borrow up to $1.3 billion on a revolving basis, at interest rates based on the IRS safe harbor interest rate in effect at the time of the borrowing. MetLife, Inc. may borrow funds under the agreement at MIT’s discretion and subject to the availability of funds. There were no outstanding borrowings at December 31, 2016.
Other Affiliated Debt
In June 2016, March 2016 and December 2015, MetLife, Inc. repaid $204 million, $10 million and $286 million of affiliated long-term debt to MetLife Exchange Trust I, at maturity, in exchange for a return of capital. The long-term notes bore interest at three-month LIBOR plus 0.7%.
Senior Notes – Affiliated
In September 2016, a $250 million senior note issued to MLIC matured and, subsequently, in September 2016 MetLife, Inc. issued a new $250 million senior note to MLIC. The senior note matures in September 2020 and bears interest at a rate per annum of 3.03%, payable semi-annually.
In June 2014, a $500 million senior note payable to MLIC matured and, subsequently, MetLife, Inc. issued a new $500 million senior note to MLIC. This note matures in June 2019 and bears interest at a fixed rate of 3.54%, payable semi-annually.
Interest Expense
Interest expense was comprised of the following:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Long-term debt — unaffiliated	$811	$833	$809
Long-term debt — affiliated	160	168	173
Collateral financing arrangements	47	36	35
Junior subordinated debt securities	134	134	134
Total	$1,152	$1,171	$1,151
See Notes 13 and 14 of the Notes to the Consolidated Financial Statements for information about the collateral financing arrangements and junior subordinated debt securities.
5. Support Agreements
MetLife, Inc. is party to various capital support commitments and guarantees with certain of its subsidiaries. Under these arrangements, MetLife, Inc. has agreed to cause each such entity to meet specified capital and surplus levels or has guaranteed certain contractual obligations.
MetLife, Inc., in connection with MRD’s reinsurance of certain universal life and term life risks, entered into capital maintenance agreements pursuant to which MetLife, Inc. agreed, without limitation as to amount, to cause the first and second protected cells of MRD to maintain total adjusted capital equal to or greater than 200% of each such protected cell’s Company Action Level RBC, as defined in state insurance statutes. In addition, MetLife, Inc. entered into an agreement with the Delaware Department of Insurance to increase such capital maintenance threshold to 300% of each such protected cell’s Company Action Level RBC, in the event of specified downgrades in the senior unsecured debt ratings of MetLife, Inc. In connection with the Separation, these support agreements were terminated.
MetLife, Inc. guarantees the obligations of its subsidiary, DelAm, under a stop loss reinsurance agreement with RGA Reinsurance (Barbados) Inc. (“RGARe”), pursuant to which RGARe retrocedes to DelAm a portion of the whole life medical insurance business that RGARe assumed from American Life on behalf of its Japan operations. Also, MetLife, Inc. guarantees the obligations of its subsidiary, Missouri Reinsurance, Inc. (“MoRe”), under a retrocession agreement with RGARe, pursuant to which MoRe retrocedes certain group term life insurance liabilities (which retrocession was terminated effective as of January, 2016) and a portion of the closed block liabilities associated with industrial life and ordinary life insurance policies that it assumed from MLIC.
MetLife, Inc. guarantees the obligations of MetLife Reinsurance Company of Bermuda, Ltd. (“MrB”), a Bermuda insurance affiliate and an indirect, wholly-owned subsidiary of MetLife, Inc. under a reinsurance agreement with Mitsui Sumitomo Primary Life Insurance Co., Ltd. (“Mitsui”), a former affiliate that is now an unaffiliated third party, under which MrB reinsures certain variable annuity business written by Mitsui.
MetLife, Inc. guarantees the obligations of MrB in an aggregate amount up to $1.0 billion, under a reinsurance agreement with MetLife Europe d.a.c. (“MEL”) (formerly known as MetLife Europe Limited), under which MrB reinsured the guaranteed living benefits and guaranteed death benefits associated with certain unit-linked annuity contracts issued by MEL.
MetLife, Inc., in connection with MRV’s reinsurance of certain universal life and term life insurance risks, committed to the Vermont Department of Banking, Insurance, Securities and Health Care Administration to take necessary action to cause the three protected cells of MRV to maintain total adjusted capital in an amount that is equal to or greater than 200% of each such protected cell’s authorized control level RBC, as defined in Vermont state insurance statutes. See Note 12 of the Notes to the Consolidated Financial Statements. In connection with the Separation, the portion of this support agreement applicable to MRV Cell 2 was terminated.
MetLife, Inc., in connection with the collateral financing arrangement associated with MRC’s reinsurance of a portion of the liabilities associated with the closed block, committed to the South Carolina Department of Insurance to make capital contributions, if necessary, to MRC so that MRC may at all times maintain its total adjusted capital in an amount that is equal to or greater than 200% of the Company Action Level RBC, as defined in South Carolina state insurance statutes as in effect on the date of determination or December 31, 2007, whichever calculation produces the greater capital requirement, or as otherwise required by the South Carolina Department of Insurance. See Note 13 of the Notes to the Consolidated Financial Statements.
MetLife, Inc., in connection with the collateral financing arrangement associated with MRSC’s reinsurance of ULSG, committed to the South Carolina Department of Insurance to take necessary action to cause MRSC to maintain the greater of capital and surplus of $250,000 or total adjusted capital in an amount that is equal to or greater than 100% of authorized control level RBC, as defined in South Carolina state insurance statutes. See Note 13 of the Notes to the Consolidated Financial Statements. In connection with the Separation, this support agreement was terminated.
MetLife, Inc. has a net worth maintenance agreement with its insurance subsidiary, Brighthouse NY. Under this agreement, as amended, MetLife, Inc. agreed, without limitation as to the amount, to cause Brighthouse NY to have capital and surplus of $10 million, total adjusted capital in an amount that is equal to or greater than 150% of the Company Action Level RBC, as defined by applicable state insurance statutes, and liquidity necessary to enable it to meet its current obligations on a timely basis. In connection with the Separation, this support agreement was terminated.
MetLife, Inc. guarantees obligations arising from derivatives of the following subsidiaries: MrB, MetLife International Holdings, LLC and MetLife Worldwide Holdings, LLC. These subsidiaries are exposed to various risks relating to their ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. These subsidiaries use a variety of strategies to manage these risks, including the use of derivatives. Further, all of the subsidiaries’ derivatives are subject to industry standard netting agreements and collateral agreements that limit the unsecured portion of any open derivative position. On a net counterparty basis at December 31, 2016 and 2015, derivative transactions with positive mark-to-market values (in-the-money) were $495 million and $583 million, respectively, and derivative transactions with negative mark-to-market values (out-of-the-money) were $237 million and $32 million, respectively. To secure the obligations represented by the out of-the-money transactions, the subsidiaries had provided collateral to their counterparties with an estimated fair value of $233 million and $32 million at December 31, 2016 and 2015, respectively. Accordingly, unsecured derivative liabilities guaranteed by MetLife, Inc. were $4 million and $0 at December 31, 2016 and 2015, respectively.
MetLife, Inc. also guarantees the obligations of certain of its subsidiaries under committed facilities with third-party banks. See Note 12 of the Notes to the Consolidated Financial Statements.
6. Subsequent Event
Dividend
On August 3, 2017, Brighthouse Financial, Inc. paid a cash dividend to MetLife, Inc. of $1.8 billion in connection with the Separation.
Junior Subordinated Debt Securities
In February 2017, in connection with the Separation, MetLife, Inc. exchanged $750 million aggregate principal amount of its 9.250% Fixed-to-Floating Rate Junior Subordinated Debentures due 2068 for $750 million aggregate liquidation preference of the 9.250% Fixed-to-Floating Rate Exchangeable Surplus Trust Securities of MetLife Capital Trust X. As a result of the exchange, MetLife, Inc. is the sole beneficial owner of the Trust, a special purpose entity which issued the exchangeable surplus trust securities to investors, and is the beneficiary of $750 million of 8.595% surplus notes held by the Trust that were issued by Brighthouse Insurance. In March 2017, MetLife, Inc. dissolved the Trust. In June 2017, MetLife, Inc. forgave Brighthouse Insurance’s obligation to pay the principal amount of $750 million affiliated surplus notes held by MetLife, Inc.
MRD Notes Exchange
In April 2017, in connection with the Separation, MetLife, Inc. repaid $750 million and $350 million senior notes to MRD due September 2032 and December 2033, respectively. The $750 million senior note bore interest at a fixed rate of 4.21% and the $350 million senior note bore interest at a fixed rate 5.10%. Simultaneously, MRD repaid $750 million and $350 million surplus notes to MetLife, Inc. The $750 million surplus note bore interest at a fixed rate of 5.13% and the $350 million surplus note bore interest at a fixed rate of 6.00%, both payable semi-annually.
Termination of Financing Arrangement
In April 2017, in connection with the Separation, MetLife, Inc. and MRSC terminated the MRSC collateral financing arrangement associated with secondary guarantees. As a result, the $2.8 billion collateral financing arrangement liability outstanding was extinguished utilizing $2.8 billion of assets held in trust with the remaining $590 million of assets held in trust returned to MetLife, Inc. as a cash return of capital from a subsidiary. Total fees associated with the termination were $37 million and were included in other expenses.